CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Assets, Current [Abstract]
Cash and cash equivalents	$ 145,118	$ 83,045
Debt security investments	49,103	0
Trade and other receivables, net of allowance	9,277	11,695
Contract assets	18,460	18,000
Other current assets	18,689	11,157
Total current assets	240,647	123,897
Property, plant and equipment, net	19,794	19,689
Right-of-use assets	6,437	6,969
Equity method investment	9,835	10,561
Equity security investment	14,990	14,990
Other non-current assets	300	750
Prepaid forward contract derivative	15,954	0
Total assets	307,957	176,856
Liabilities, Current [Abstract]
Accounts payable	11,522	7,455
Other accrued liabilities	4,143	6,621
AM SAFE liability	0	28,986
Warrants	9,919	1,989
Contract liabilities	3,042	3,101
Accrued salaries and wages	4,644	7,031
Current lease liabilities	807	798
Total current liabilities	34,077	55,981
Non-current lease liabilities	5,939	6,615
Non-current contract liabilities	10,171	10,760
Fixed Maturity Consideration	6,967	0
Brookfield SAFE liability	19,400	50,000
Other long-term liabilities	1,591	1,591
Total liabilities	78,145	124,947
Commitments and Contingencies (see note 15)
Redeemable convertible preferred stock, $0.0001 par value; 20,000,000 and 130,133,670 shares authorized, — and 129,148,393 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	0	480,631
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value; 400,000,000 and 158,918,093 shares authorized, 195,451,596 and 10,422,051 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	19	1
Additional paid-in capital	988,188	24,782
Accumulated other comprehensive income	2,691	2,740
Accumulated deficit	(761,086)	(456,245)
Total shareholders’ equity (deficit)	229,812	(428,722)
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$ 307,957	176,856
Adjusted Balance, After Ratio Conversion
Liabilities, Current [Abstract]
Other accrued liabilities		4,502
Warrants		4,108
Redeemable convertible preferred stock, $0.0001 par value; 20,000,000 and 130,133,670 shares authorized, — and 129,148,393 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively		480,631
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value; 400,000,000 and 158,918,093 shares authorized, 195,451,596 and 10,422,051 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively		1
Additional paid-in capital		24,782
Total shareholders’ equity (deficit)		$ (428,722)